T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 69.5%
T. Rowe Price Funds:
Equity Index 500 Fund	901,876	132,755	168,740	10,435,388	972,578
Growth Stock Fund	560,554	9,508	15,148	7,174,709	675,642
Value Fund	490,235	70,417	8,575	16,846,795	612,044
Overseas Stock Fund	312,413	8,416	23,799	31,176,833	335,151
International Value Equity Fund	311,056	5,416	14,655	26,568,172	333,165
International Stock Fund	292,306	5,416	8,937	17,339,086	329,616
Emerging Markets Stock Fund	188,564	1,323	21,758	4,322,775	202,565
Mid-Cap Growth Fund	167,823	2,400	4,757	1,790,609	183,949
Mid-Cap Value Fund	147,964	2,797	5,108	6,093,055	164,939
New Horizons Fund(2)	124,700	6,923	25,819	1,501,217	120,127
Small-Cap Stock Fund(2)	99,107	2,788	2,911	2,087,286	111,524
Small-Cap Value Fund	87,946	1,741	3,176	2,242,183	97,401
Real Assets Fund	86,487	1,515	2,466	8,400,570	95,263
U. S. Large-Cap Core Fund	13,877	20,667	372	1,346,336	38,626
Emerging Markets Discovery Stock
Fund	1,716	9,774	108	980,849	11,623
Total Equity Mutual Funds (Cost $3,655,986)					4,284,213

BOND MUTUAL FUNDS 29.4%
T. Rowe Price Funds:
New Income Fund	692,811	54,997	19,001	75,034,219	745,090
International Bond Fund (USD
Hedged)	226,478	17,653	7,720	23,596,105	241,152
Limited Duration Inflation Focused
Bond Fund	199,300	12,019	6,978	40,753,041	211,508
Emerging Markets Bond Fund	145,738	9,362	5,174	14,526,120	162,693
Dynamic Global Bond Fund	153,384	6,379	4,938	16,007,439	156,713
High Yield Fund	126,220	25,774	4,405	23,808,507	153,803
U. S. Treasury Long-Term Fund	88,393	3,190	3,399	5,718,350	87,148
Floating Rate Fund	49,359	4,505	1,876	5,706,814	53,073
Total Bond Mutual Funds (Cost $1,746,093)					1,811,180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

$ Value	$ Purchase	$ Sales		$ Value
5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.8%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3) 166,066	178,916	299,020	45,961,922	45,962
Total Short-Term Investments (Cost $45,962)				45,962

Total Investments in Securities 99.7%
(Cost $5,448,041)				$6,141,355

Other Assets Less Liabilities 0.3%				18,966

Net Assets 100.0%				$6,160,321

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

Futures Contracts

($000s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 384 MSCI EAFE Index contracts	9/20	(36,482)	$(2,380)
Short, 230 Russell 2000 E-Mini Index contracts	9/20	(17,955)	(1,969)
Short, 1,300 S&P 500 E-Mini Index contracts	9/20	(227,428)	(14,525)
Long, 1,761 U. S. Treasury Notes ten year
contracts	12/20	245,219	(284)
Net payments (receipts) of variation margin to date			20,239

Variation margin receivable (payable) on open futures contracts			$1,081

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$188	$1,888	$977
Emerging Markets Bond Fund	(205)	12,767	1,848
Emerging Markets Discovery
Stock Fund	8	241	—
Emerging Markets Stock Fund	694	34,436	—
Equity Index 500 Fund	18,622	106,687	4,150
Floating Rate Fund	(39)	1,085	585
Growth Stock Fund	2,863	120,728	—
High Yield Fund	(10)	6,214	2,167
International Bond Fund (USD
Hedged)	222	4,741	1,159
International Stock Fund	409	40,831	—
International Value Equity Fund	(1,316)	31,348	—
Limited Duration Inflation
Focused Bond Fund	148	7,167	431
Mid-Cap Growth Fund	473	18,483	—
Mid-Cap Value Fund	(273)	19,286	—
New Horizons Fund	6,661	14,323	—
New Income Fund	752	16,283	5,175
Overseas Stock Fund	(1,952)	38,121	—
Real Assets Fund	150	9,727	—
Small-Cap Stock Fund	170	12,540	—
Small-Cap Value Fund	(170)	10,890	—
U. S. Large-Cap Core Fund	23	4,454	—
U. S. Treasury Long-Term Fund	242	(1,036)	418
Value Fund	869	59,967	—
U. S. Treasury Money Fund	—	—	95
Totals	$28,529#	$571,171	$17,005+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $17,005 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.